Condensed Consolidating Financial Information - Condensed Consolidating Statement of Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Condensed Consolidating Statement Of Operation [Line Items]
Net sales	$ 1,044.1	$ 1,029.2	$ 1,022.8	$ 1,033.3	$ 1,061.8	$ 1,066.0	$ 1,042.1	$ 991.2	$ 4,129.4	$ 4,161.1	$ 3,638.7
Cost of goods sold									2,962.0	2,981.6	2,599.8
Gross profit	286.8	286.4	291.7	302.5	299.0	302.0	293.7	284.8	1,167.4	1,179.5	1,038.9
Selling, general and administrative expenses									915.4	910.3	805.4
Operating (loss) income	57.7	59.7	63.7	70.9	72.0	65.3	63.9	64.7	252.0	265.9	185.4
Interest expense, net of interest income	(47.0)	(55.0)	(49.2)	(48.3)	(49.3)	(50.9)	(51.9)	(47.5)	(199.5)	(199.6)	(202.7)
Other income (expense), net	(22.0)	(13.0)	43.0	(23.1)	33.2	51.6	(14.3)	(48.7)	(15.1)	21.8	66.8
Loss on extinguishment of debt	(21.3)	(4.2)							(25.5)
Income before income taxes	(32.6)	(12.5)	57.5	(0.5)	55.9	66.0	(2.3)	(31.5)	11.9	88.1	49.5
Income tax benefit (provision)									(8.1)	(30.4)	(28.0)
Equity in earnings of subsidiaries, net of tax
Net income	(21.1)	(8.2)	34.6	(1.5)	38.3	54.6	(8.6)	(26.6)	3.8	57.7	21.5
Impairment of goodwill and intangible assets						3.3				3.3	48.1
Parent [Member]
Schedule Of Condensed Consolidating Statement Of Operation [Line Items]
Net sales
Cost of goods sold
Gross profit
Selling, general and administrative expenses									3.0	3.0	3.3
Operating (loss) income									(3.0)	(3.0)	(3.3)
Interest expense, net of interest income									(154.4)	(159.2)	(164.0)
Other income (expense), net									(18.2)	25.0	63.8
Loss on extinguishment of debt									(25.5)
Income before income taxes									(201.1)	(137.2)	(103.5)
Income tax benefit (provision)									79.2	56.7	44.1
Equity in earnings of subsidiaries, net of tax									125.7	138.2	80.9
Net income									3.8	57.7	21.5
Impairment of goodwill and intangible assets
Subsidiary Guarantors [Member]
Schedule Of Condensed Consolidating Statement Of Operation [Line Items]
Net sales									2,101.4	2,138.9	1,928.5
Cost of goods sold									1,569.9	1,594.8	1,432.8
Gross profit									531.5	544.1	495.7
Selling, general and administrative expenses									457.1	450.0	386.8
Operating (loss) income									74.4	90.8	61.3
Interest expense, net of interest income									(31.2)	(34.5)	(35.2)
Other income (expense), net									31.4	30.0	34.0
Loss on extinguishment of debt
Income before income taxes									74.6	86.3	60.1
Income tax benefit (provision)									(44.9)	(53.6)	(52.1)
Equity in earnings of subsidiaries, net of tax									96.0	105.5	72.9
Net income									125.7	138.2	80.9
Impairment of goodwill and intangible assets										3.3	47.6
Non-Guarantor Subsidiaries [Member]
Schedule Of Condensed Consolidating Statement Of Operation [Line Items]
Net sales									2,064.8	2,041.6	1,724.2
Cost of goods sold									1,428.9	1,406.2	1,181.0
Gross profit									635.9	635.4	543.2
Selling, general and administrative expenses									518.5	503.3	437.0
Operating (loss) income									117.4	132.1	105.7
Interest expense, net of interest income									(13.9)	(5.9)	(3.5)
Other income (expense), net									34.9	12.8	(9.3)
Loss on extinguishment of debt
Income before income taxes									138.4	139.0	92.9
Income tax benefit (provision)									(42.4)	(33.5)	(20.0)
Equity in earnings of subsidiaries, net of tax
Net income									96.0	105.5	72.9
Impairment of goodwill and intangible assets											0.5
Eliminations [Member]
Schedule Of Condensed Consolidating Statement Of Operation [Line Items]
Net sales									(36.8)	(19.4)	(14.0)
Cost of goods sold									(36.8)	(19.4)	(14.0)
Gross profit
Selling, general and administrative expenses									(63.2)	(46.0)	(21.7)
Operating (loss) income									63.2	46.0	21.7
Interest expense, net of interest income
Other income (expense), net									(63.2)	(46.0)	(21.7)
Loss on extinguishment of debt
Income before income taxes
Income tax benefit (provision)
Equity in earnings of subsidiaries, net of tax									(221.7)	(243.7)	(153.8)
Net income									(221.7)	(243.7)	(153.8)
Impairment of goodwill and intangible assets